Related Parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Parties [Abstract]
Settlement of obligations of ambipar's subsidiaries	R$ 91,320
Prepaid expenses	7,120	R$ 6,730
Short-term benefits	50,396	77,269	R$ 35,263
Benefits, such as vehicle use, reimbursement, travel, and others	R$ 2,599	R$ 2,025	R$ 833